25. Customer Charges Due (Tables)	12 Months Ended
Dec. 31, 2018
Customer Charges Due
Sectorial Charges Due

	12.31.2018	12.31.2017
Energy Development Account - CDE	73,549	121,912
Tariff flags	-	22,427
Global Reversal Reserve - RGR	6,323	5,686
	79,872	150,025